UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-21761

                               Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard

Suite 2150

                                      Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Kevin Keeley

141 West Jackson Boulevard

Suite 2150

                         Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code:  312-786-5000

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

Semiannual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.keeleyfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@keeleyteton.com.

KEELEY FUNDS

(Unaudited)

	Class A Shares							Class I Shares
	Average Annual Returns – March 31, 2020 (a)(b)						Average Annual Returns – March 31, 2020 (a)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
KEELEY Small Cap Dividend Value	(33.97)%	(4.74)%	4.55%	5.54%	1.51%	1.29%	(30.68)%	(3.60)%	5.29%	6.28%	1.26%	1.04%
KEELEY Small-Mid Cap Value	(36.12)	(5.78)	4.25	2.69	1.61	1.39	(32.90)	(4.67)	4.99	3.32	1.36	1.14
KEELEY Mid Cap Dividend Value	(30.46)	(2.02)	—	7.46	1.37	1.20	(27.02)	(0.88)	—	8.30	1.12	0.95

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.keeleyfunds.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.keeleyfunds.com. The prospectuses contain expense reimbursement information and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.50% sales charge at the beginning of the period.

Inception Dates
	Class A Shares	Class I Shares
KEELEY Small Cap Dividend Value	12/01/09	12/01/09
KEELEY Small-Mid Cap Value	08/15/07	08/15/07
KEELEY Mid Cap Dividend Value	10/03/11	10/03/11

The KEELEY Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.keeleyfunds.com by calling the Funds at 800-422-3554. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-422-3554; (ii) writing to The KEELEY Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

KEELEY Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2019 through March 31, 2020

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Annualized Expense Ratio	Expenses Paid During Period*
KEELEY Small Cap Dividend Value Fund
Class A	$1,000.00	$678.00	1.29%	$5.41	$1,000.00	$1,018.55	1.29%	$6.51
Class I	$1,000.00	$679.00	1.04%	$4.37	$1,000.00	$1,019.80	1.04%	$5.25
KEELEY Small-Mid Cap Value Fund
Class A	$1,000.00	$651.70	1.39%	$5.74	$1,000.00	$1,018.05	1.39%	$7.01
Class I	$1,000.00	$652.50	1.14%	$4.71	$1,000.00	$1,019.30	1.14%	$5.76
KEELEY Mid Cap Dividend Value Fund
Class A	$1,000.00	$705.30	1.20%	$5.12	$1,000.00	$1,019.00	1.20%	$6.06
Class I	$1,000.00	$706.20	0.95%	$4.05	$1,000.00	$1,020.25	0.95%	$4.80

*

Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2020:

KEELEY Small Cap Dividend Value Fund
Banking	18.6%	Broadcasting	1.8%
Energy and Utilities	14.0%	Electronics	1.8%
Financial Services	12.4%	Hotels and Gaming	1.7%
Health Care	9.4%	Consumer Services	1.3%
Business Services	7.7%	Equipment and Supplies	1.1%
Building and Construction	6.5%	Retail	0.8%
Diversified Industrial	4.4%	Entertainment	0.7%
Computer Software and Services	3.6%	Other Investment Companies	0.7%
Metals and Mining	3.2%	Machinery	0.7%
Paper and Forest Products	2.8%	Other Assets and Liabilities (Net)	1.9%

Automotive	2.7%		100.0%

Consumer Products	2.2%
KEELEY Small-Mid Cap Value Fund
Financial Services	14.3%	Real Estate	1.5%
Diversified Industrial	12.5%	Electronics	1.5%
Energy and Utilities	11.7%	Equipment and Supplies	1.3%
Health Care	6.5%	Metals and Mining	1.1%
Hotels and Gaming	6.5%	Food and Beverage	1.1%
Building and Construction	6.4%	Transportation	1.0%
Computer Software and Services	5.4%	Automotive: Parts and Accessories	0.9%
Retail	5.4%	Telecommunications	0.9%
Consumer Products	4.8%	Other Assets and Liabilities (Net)	3.2%

Banking	4.2%		100.0%

Business Services	4.1%
Specialty Chemicals	3.5%
Broadcasting	2.2%
KEELEY Mid Cap Dividend Value Fund
Energy and Utilities	18.1%	Banking	2.5%
Financial Services	15.9%	Retail	2.2%
Health Care	10.6%	Real Estate	1.7%
Business Services	6.9%	Metals and Mining	1.6%
Specialty Chemicals	6.0%	Consumer Services	1.2%
Building and Construction	4.7%	Other Investment Companies	0.9%
Diversified Industrial	4.4%	Automotive: Parts and Accessories	0.9%
Machinery	4.0%	Broadcasting	0.8%
Hotels and Gaming	3.4%	Entertainment	0.6%
Electronics	3.4%	Other Assets and Liabilities (Net)	1.9%

Consumer Products	2.8%		100.0%

Computer Software and Services	2.8%
Food and Beverage	2.7%

KEELEY Small Cap Dividend Value Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.4%
	Automotive — 2.7%
125,714	Penske Automotive Group Inc.	$2,618,572	$3,519,992
120,112	Winnebago Industries Inc.	4,241,750	3,340,315

		6,860,322	6,860,307

	Banking — 18.6%
180,390	Atlantic Union Bankshares Corp.	5,796,686	3,950,541
234,162	BancorpSouth Bank	3,560,530	4,430,345
49,039	BOK Financial Corp.	2,324,780	2,087,100
194,426	Cadence BanCorp	3,732,832	1,273,490
294,231	CenterState Bank Corp.	8,128,046	5,069,600
160,334	Columbia Banking System Inc.	5,367,705	4,296,951
88,082	First Bancorp/Southern Pines NC	1,814,970	2,032,933
128,062	Glacier Bancorp Inc.	4,600,462	4,354,748
70,884	IBERIABANK Corp.	3,145,506	2,563,165
103,120	Independent Bank Group Inc.	5,481,912	2,441,882
312,084	OceanFirst Financial Corp.	8,138,425	4,965,256
99,390	Opus Bank	1,836,647	1,722,429
37,880	Prosperity Bancshares Inc.	2,626,220	1,827,710
184,509	The Bank of NT Butterfield & Son Ltd.	6,373,488	3,142,188
88,602	Wintrust Financial Corp.	5,696,276	2,911,462

		68,624,485	47,069,800

	Broadcasting — 1.8%
80,739	Nexstar Media Group Inc., Cl. A.	3,746,986	4,661,062

	Building and Construction — 6.5%
191,800	KB Home	5,228,155	3,471,580
334,317	KBR Inc.	5,231,507	6,913,676
382,350	Primoris Services Corp.	7,000,737	6,079,365

		17,460,399	16,464,621

	Business Services — 7.7%
466,512	City Office REIT Inc.	5,630,661	3,372,882
201,200	Healthcare Services Group Inc.	4,942,974	4,810,692
327,319	Outfront Media Inc., REIT	8,407,848	4,412,260
158,496	STAG Industrial Inc., REIT	4,384,241	3,569,330
260,029	The Hackett Group Inc.	4,377,656	3,307,569

		27,743,380	19,472,733

	Computer Software and Services — 3.6%
253,102	Perspecta Inc.	5,874,853	4,616,580
120,643	TTEC Holdings Inc.	4,636,325	4,430,011

		10,511,178	9,046,591

	Consumer Products — 2.2%
327,133	Culp Inc.	5,357,334	2,407,699
171,095	Kontoor Brands Inc.	5,153,373	3,279,891

		10,510,707	5,687,590

	Consumer Services — 1.3%
115,210	National Storage Affiliates Trust, REIT	3,476,704	3,410,216

	Diversified Industrial — 4.4%
36,200	Altra Industrial Motion Corp.	910,876	633,138
37,460	ESCO Technologies Inc.	1,235,249	2,843,589
150,800	Hillenbrand Inc.	3,073,108	2,881,788
33,773	John Bean Technologies Corp.	836,263	2,508,321
186,965	Olin Corp.	3,897,266	2,181,882

		9,952,762	11,048,718

	Electronics — 1.8%
83,031	Dolby Laboratories Inc., Cl. A	5,235,581	4,501,110

	Energy and Utilities — 14.0%
70,802	ALLETE Inc.	3,025,014	4,296,265
338,463	Atlantica Yield plc	6,776,962	7,547,725
296,145	Berry Corp.	3,236,350	713,709

Shares		Cost	Market Value
58,923	Black Hills Corp.	$3,351,498	$3,772,840
333,904	Covanta Holding Corp.	5,929,477	2,854,879
213,748	Delek U.S. Holdings Inc.	5,001,582	3,368,668
635,616	Evolution Petroleum Corp.	3,977,484	1,658,958
441,278	Primo Water Corp.	5,754,414	3,997,979
232,642	South Jersey Industries Inc.	7,369,692	5,816,050
3,900	Texas Pacific Land Trust	1,459,751	1,482,039

		45,882,224	35,509,112

	Entertainment — 0.7%
186,629	Cinemark Holdings Inc.	6,737,134	1,901,749

	Equipment and Supplies — 1.1%
43,946	Regal Beloit Corp.	3,456,733	2,766,401

	Financial Services — 12.4%
115,011	Air Lease Corp.	2,395,294	2,546,344
319,155	Alpine Income Property Trust Inc., REIT	5,806,294	3,928,798
629,901	Brightsphere Investment Group Inc.	5,908,600	4,025,067
13,070	FBL Financial Group Inc., Cl. A	599,213	609,977
481,358	FNB Corp.	5,463,313	3,547,608
50,600	James River Group Holdings Ltd.	1,694,403	1,833,744
973,983	Oaktree Specialty Lending Corp.	5,338,047	3,155,705
258,017	Provident Financial Services Inc.	3,497,582	3,318,099
135,784	Silvercrest Asset Management Group Inc., Cl. A	1,278,023	1,284,517
105,368	Solar Capital Ltd.	2,052,708	1,226,484
178,078	Synovus Financial Corp.	4,598,571	3,127,050
133,381	Virtu Financial Inc., Cl. A	2,846,472	2,776,992

		41,478,520	31,380,385

	Health Care — 9.4%
288,069	CareTrust REIT Inc.	3,486,026	4,260,540
20,351	Chemed Corp.	7,090,634	8,816,053
416,321	Sabra Health Care REIT Inc.	5,262,024	4,546,225
162,502	The Ensign Group Inc.	3,013,408	6,111,700

		18,852,092	23,734,518

	Hotels and Gaming — 1.7%
56,486	Marriott Vacations Worldwide Corp.	5,379,101	3,139,492
30,754	Ryman Hospitality Properties Inc., REIT	241,367	1,102,531

		5,620,468	4,242,023

	Machinery — 0.7%
51,866	Astec Industries Inc.	2,486,944	1,813,754

	Metals and Mining — 3.2%
115,361	Compass Minerals International Inc.	6,395,413	4,437,938
53,213	Kaiser Aluminum Corp.	1,621,365	3,686,597

		8,016,778	8,124,535

	Paper and Forest Products — 2.8%
566,648	Mercer International Inc.	7,661,104	4,102,531
94,317	PotlatchDeltic Corp., REIT	3,343,450	2,960,611

		11,004,554	7,063,142

	Retail — 0.8%
59,200	Jack in the Box Inc.	5,133,630	2,074,960

	TOTAL COMMON STOCKS	312,791,581	246,833,327

	RIGHTS — 0.0%
	Broadcasting — 0.0%
851,756	Media General Inc., CVR†(a)	0	1

See accompanying notes to financial statements.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 0.7%
	Other Investment Companies — 0.7%
1,823,654	Fidelity Government Portfolio, Cl. I, 0.300%*	$1,823,654	$1,823,654

	TOTAL INVESTMENTS — 98.1%	$314,615,235	248,656,982

	Other Assets and Liabilities (Net) — 1.9%		4,872,320

	NET ASSETS — 100.0%		$253,529,302

*	1 day yield as of March 31, 2020.
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.8%
	Automotive: Parts and Accessories — 0.9%
6,766	Visteon Corp.†	$531,722	$324,633

	Banking — 4.2%
14,859	CenterState Bank Corp.	271,686	256,021
19,126	PacWest Bancorp	641,012	342,738
24,539	The Bank of NT Butterfield & Son Ltd.	681,112	417,899
39,876	Umpqua Holdings Corp.	685,285	434,648

		2,279,095	1,451,306

	Broadcasting — 2.2%
13,533	Nexstar Media Group Inc., Cl. A	1,011,402	781,260

	Building and Construction — 6.4%
14,931	Fortune Brands Home & Security Inc.	232,369	645,766
56,927	KBR Inc.	956,455	1,177,250
44,252	TRI Pointe Group Inc.†	518,183	388,090

		1,707,007	2,211,106

	Business Services — 4.1%
12,152	IAA Inc.†	416,772	364,074
8,435	Lamar Advertising Co., Cl. A, REIT.	288,069	432,547
5,909	WEX Inc.†	196,940	617,786

		901,781	1,414,407

	Computer Software and Services — 5.4%
9,924	Black Knight Inc.†	144,502	576,187
11,954	CDK Global Inc.	309,891	392,689
14,074	TTEC Holdings Inc.	539,946	516,797
9,112	Verint Systems Inc.†	232,567	391,816

		1,226,906	1,877,489

	Consumer Products — 4.8%
14,706	Brunswick Corp.	766,577	520,151
131,222	Houghton Mifflin Harcourt Co.†	890,500	246,697
9,382	Kontoor Brands Inc.	268,337	179,853
8,390	PVH Corp.	640,493	315,800
11,006	Spectrum Brands Holdings Inc.	556,304	400,288

		3,122,211	1,662,789

	Diversified Industrial — 12.5%
14,525	Altra Industrial Motion Corp.	519,829	254,042
12,441	Chart Industries Inc.†	414,972	360,540
18,630	ESCO Technologies Inc.	649,206	1,414,203
38,973	GrafTech International Ltd.	446,611	316,461
13,803	ITT Inc.	250,769	626,104
11,773	John Bean Technologies Corp.	125,169	874,381
29,952	nVent Electric plc	735,899	505,290

		3,142,455	4,351,021

	Electronics — 1.5%
38,432	Knowles Corp.†	628,421	514,220

	Energy and Utilities — 11.7%
7,262	American Water Works Co. Inc.	303,872	868,245
16,239	Delek U.S. Holdings Inc.	388,415	255,927
11,006	Diamondback Energy Inc.	720,387	288,357
8,660	Evergy Inc.	471,973	476,733
33,787	MDU Resources Group Inc.	664,486	726,422
29,681	NRG Energy Inc.	276,054	809,104
46,191	Parsley Energy Inc., Cl. A	776,956	264,674
43,214	Primo Water Corp.	567,014	391,519

		4,169,157	4,080,981

	Equipment and Supplies — 1.3%
12,179	A.O. Smith Corp.	111,342	460,488

Shares		Cost	Market Value

	Financial Services — 14.3%
32,433	Air Lease Corp.	$687,599	$718,067
11,728	BOK Financial Corp.	532,423	499,144
56,025	Brightsphere Investment Group Inc.	536,589	358,000
50,522	Equitable Holdings Inc.	1,037,778	730,043
52,146	FNB Corp.	604,607	384,316
59,904	GTY Technology Holdings Inc.†	581,205	270,766
14,796	Popular Inc.	808,156	517,860
5,233	Prosperity Bancshares Inc.	317,263	252,492
29,952	Synovus Financial Corp.	933,477	525,957
17,593	Voya Financial Inc.	432,823	713,396

		6,471,920	4,970,041

	Food and Beverage — 1.1%
6,406	Lamb Weston Holdings Inc.	188,591	365,783

	Health Care — 6.5%
38,613	CareTrust REIT Inc.	528,356	571,086
90,216	Invacare Corp.	644,297	670,305
3,474	Laboratory Corp. of America Holdings†	392,483	439,079
53,544	Sabra Health Care REIT Inc.	808,651	584,701

		2,373,787	2,265,171

	Hotels and Gaming — 6.5%
19,126	Gaming and Leisure Properties Inc., REIT	493,998	529,981
140,197	Playa Hotels & Resorts NV†	1,086,477	245,345
10,420	Ryman Hospitality Properties Inc., REIT	98,397	373,557
26,389	VICI Properties Inc., REIT	524,444	439,113
16,690	Wyndham Destinations Inc.	802,246	362,173
9,473	Wyndham Hotels & Resorts Inc.	555,088	298,494

		3,560,650	2,248,663

	Metals and Mining — 1.1%
5,322	Kaiser Aluminum Corp.	107,878	368,708

	Real Estate — 1.5%
10,240	The Howard Hughes Corp.†	1,129,807	517,325

	Retail — 5.4%
20,840	Copart Inc.†	319,770	1,427,957
15,879	Penske Automotive Group Inc.	270,209	444,612

		589,979	1,872,569

	Specialty Chemicals — 3.5%
8,390	Ashland Global Holdings Inc.	38,313	420,087
31,531	Huntsman Corp.	367,207	454,992
26,072	Valvoline Inc.	108,685	341,282

		514,205	1,216,361

	Telecommunications — 0.9%
96,262	Extreme Networks Inc.†	754,425	297,450

	Transportation — 1.0%
15,517	AerCap Holdings NV†	717,447	353,632

	TOTAL COMMON STOCKS	35,240,188	33,605,403

	TOTAL INVESTMENTS — 96.8%	$35,240,188	33,605,403

	Other Assets and Liabilities (Net) — 3.2%		1,126,360

	NET ASSETS — 100.0%		$34,731,763

†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.2%
	Automotive: Parts and Accessories — 0.9%
21,626	Autoliv Inc.	$1,653,153	$995,012

	Banking — 2.5%
91,600	CenterState Bank Corp.	1,534,078	1,578,268
108,514	Umpqua Holdings Corp.	1,788,788	1,182,803

		3,322,866	2,761,071

	Broadcasting — 0.8%
16,392	Nexstar Media Group Inc., Cl. A	1,653,542	946,310

	Building and Construction — 4.7%
36,637	Fortune Brands Home & Security Inc.	1,685,420	1,584,550
89,907	KB Home	2,422,172	1,627,317
18,701	Vulcan Materials Co.	1,861,288	2,021,017

		5,968,880	5,232,884

	Business Services — 6.9%
28,369	EPR Properties, REIT	1,698,120	687,097
76,328	Hudson Pacific Properties Inc.,
	REIT	2,514,484	1,935,678
74,039	Iron Mountain Inc., REIT	2,243,590	1,762,128
32,465	Lamar Advertising Co., Cl. A, REIT	1,992,693	1,664,805
53,939	Quanta Services Inc.	1,949,797	1,711,485

		10,398,684	7,761,193

	Computer Software and Services — 2.8%
45,116	CDK Global Inc.	2,369,127	1,482,061
90,958	Perspecta Inc.	1,921,475	1,659,074

		4,290,602	3,141,135

	Consumer Products — 2.8%
45,797	Brunswick Corp.	2,426,492	1,619,840
13,800	Hasbro Inc.	679,761	987,390
19,600	Reynolds Consumer Products Inc.	575,646	571,732

		3,681,899	3,178,962

	Consumer Services — 1.2%
23,407	Equity LifeStyle Properties Inc., REIT	541,528	1,345,434

	Diversified Industrial — 4.4%
200,609	GrafTech International Ltd.	3,084,889	1,628,945
37,887	ITT Inc.	1,761,074	1,718,554
93,120	nVent Electric plc	2,265,216	1,570,934

		7,111,179	4,918,433

	Electronics — 3.4%
28,388	Agilent Technologies Inc.	1,391,396	2,033,149
32,440	Dolby Laboratories Inc., Cl. A	1,602,177	1,758,572

		2,993,573	3,791,721

	Energy and Utilities — 18.1%
15,902	American Water Works Co. Inc.	1,245,078	1,901,243
31,803	Black Hills Corp.	1,879,072	2,036,346
84,470	Cabot Oil & Gas Corp.	1,810,376	1,452,039
48,342	Delek U.S. Holdings Inc.	1,457,082	761,870
29,356	Diamondback Energy Inc.	2,625,301	769,127
33,966	Evergy Inc.	1,769,112	1,869,828
87,014	MDU Resources Group Inc.	2,248,385	1,870,801
21,753	National Fuel Gas Co.	1,010,516	811,169
81,950	NRG Energy Inc.	2,100,694	2,233,957
57,131	OGE Energy Corp.	1,547,755	1,755,636
16,000	Pioneer Natural Resources Co.	997,168	1,122,400
66,151	PPL Corp.	2,101,221	1,632,607
20,300	UGI Corp.	537,183	541,401
22,000	Valero Energy Corp.	843,139	997,920

Shares		Cost	Market Value
172,900	WPX Energy Inc.†	$1,742,787	$527,345

		23,914,869	20,283,689

	Entertainment — 0.6%
60,681	Cinemark Holdings Inc.	2,164,382	618,339

	Financial Services — 15.9%
71,494	Air Lease Corp.	1,981,928	1,582,877
15,739	Ameriprise Financial Inc.	1,780,047	1,612,933
23,257	Arthur J Gallagher & Co.	1,289,370	1,895,678
27,245	BOK Financial Corp.	1,499,329	1,159,547
30,404	Comerica Inc.	1,829,823	892,053
36,129	Discover Financial Services	1,964,857	1,288,721
106,860	Equitable Holdings Inc.	2,193,842	1,544,127
37,655	Popular Inc.	2,074,529	1,317,925
33,800	Prosperity Bancshares Inc.	2,253,471	1,630,850
17,949	Reinsurance Group of America Inc.	2,136,210	1,510,229
60,299	Synovus Financial Corp.	2,057,372	1,058,850
62,080	Virtu Financial Inc., Cl. A	1,294,377	1,292,506
26,969	Voya Financial Inc.	805,783	1,093,593

		23,160,938	17,879,889

	Food and Beverage — 2.7%
52,284	Conagra Brands Inc.	1,565,929	1,534,013
25,505	Lamb Weston Holdings Inc.	827,074	1,456,336

		2,393,003	2,990,349

	Health Care — 10.6%
3,600	Chemed Corp.	1,414,084	1,559,520
8,141	Cigna Corp.	1,174,951	1,442,422
31,040	Encompass Health Corp.	1,923,538	1,987,491
69,458	Healthcare Trust of America Inc., Cl. A, REIT	1,775,027	1,686,440
122,252	Sabra Health Care REIT Inc.	2,628,909	1,334,992
17,428	STERIS plc	1,452,461	2,439,397
14,757	Universal Health Services Inc., Cl. B	1,757,110	1,462,124

		12,126,080	11,912,386

	Hotels and Gaming — 3.4%
22,610	Marriott Vacations Worldwide
	Corp.	2,022,065	1,256,664
101,771	VICI Properties Inc., REIT	2,050,753	1,693,469
29,259	Wyndham Hotels & Resorts Inc.	1,439,706	921,951

		5,512,524	3,872,084

	Machinery — 4.0%
48,595	BWX Technologies Inc.	2,555,028	2,367,062
33,330	Oshkosh Corp.	2,472,983	2,144,119

		5,028,011	4,511,181

	Metals and Mining — 1.6%
18,064	Franco-Nevada Corp.	1,320,096	1,797,729

	Real Estate — 1.7%
52,921	Highwoods Properties Inc., REIT	2,205,475	1,874,462

	Retail — 2.2%
141,207	Brixmor Property Group Inc., REIT	2,330,495	1,341,468
20,600	PVH Corp.	2,031,204	775,384
25,188	Tapestry Inc.	833,535	326,185

		5,195,234	2,443,037

	Specialty Chemicals — 6.0%
31,168	FMC Corp.	1,582,460	2,546,114
67,678	Huntsman Corp.	1,631,846	976,594
43,761	Olin Corp.	854,777	510,691
28,369	RPM International Inc.	1,151,918	1,687,956

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
80,000	Valvoline Inc.	$988,122	$1,047,200

		6,209,123	6,768,555

	TOTAL COMMON STOCKS	130,845,641	109,023,855

	SHORT TERM INVESTMENT — 0.9%
	Other Investment Companies — 0.9%
1,014,520	Fidelity Government Portfolio, Cl. I, 0.300%*	1,014,520	1,014,520

	TOTAL INVESTMENTS —98.1%	$131,860,161	110,038,375

	Other Assets and Liabilities (Net) — 1.9%		2,180,127

	NET ASSETS — 100.0%		$112,218,502

*	1 day yield as of March 31, 2020.
†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Assets:
Investments, at value (cost $314,615,235, $35,240,188, and $131,860,161, respectively)	$248,656,982	$33,605,403	$110,038,375
Cash	97,386	—	—
Receivable for Fund shares sold	126,529	4,286	101,460
Receivable for investments sold	5,786,462	1,353,567	2,583,495
Receivable from Adviser	67,011	12,224	24,698
Dividends and interest receivable	794,017	84,158	324,191
Prepaid expenses	46,743	14,470	23,987

Total Assets	255,575,130	35,074,108	113,096,206

Liabilities:
Payable to custodian	—	2,977	—
Payable for investments purchased	701,024	228,927	575,646
Payable for Fund shares redeemed	829,873	19,819	144,477
Payable for investment advisory fees	242,305	34,994	96,708
Payable for distribution fees.	35,241	3,043	2,782
Payable for accounting fees	2,762	1,755	500
Payable for payroll expenses	5,127	769	1,605
Payable for custodian fees	7,807	2,138	1,992
Payable for legal and audit fees	51,897	19,554	21,056
Payable for shareholder communications expenses	65,324	14,882	14,936
Payable for shareholder services fees	91,106	8,227	12,208
Other accrued expenses	13,362	5,260	5,794

Total Liabilities	2,045,828	342,345	877,704

Net Assets	$253,529,302	$34,731,763	$112,218,502

Net Assets Consist of:
Paid-in capital	$313,154,688	$34,561,212	$146,315,130
Total distributable earnings (accumulated loss)	(59,625,386)	170,551	(34,096,628)

Net Assets	$253,529,302	$34,731,763	$112,218,502

Shares of Capital Stock, each at $0.0001 par value:
Class A:
Net assets	$148,281,205	$12,022,256	$11,403,478

Capital Shares outstanding	13,974,367	1,774,907	728,137

Net Asset Value and redemption price per share (500,000,000 shares authorized)	$10.61	$6.77	$15.66

Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$11.11	$7.09	$16.40

Class I:
Net assets	$105,248,097	$22,709,507	$100,815,024

Capital Shares outstanding	9,900,849	3,261,344	6,440,039

Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$10.63	$6.96	$15.65

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $8,895, $1,820, and $4,589, respectively)	$6,731,166	$ 631,939	$2,371,271
Interest	51,268	8,549	28,094

Total Investment Income	6,782,434	640,488	2,399,365

Expenses:
Investment advisory fees.	1,979,924	309,673	774,529
Distribution fees - Class A	291,431	26,779	22,370
Accounting fees	50,287	7,742	21,515
Custodian fees	14,785	4,886	5,269
Legal and audit fees	47,453	16,823	20,970
Payroll expenses	28,817	4,444	11,740
Registration expenses	30,027	20,203	22,516
Shareholder communications expenses	56,874	13,647	16,616
Shareholder services fees	233,596	27,612	57,020
Directors’ fees	50,054	7,645	20,801
Miscellaneous expenses	33,282	9,730	12,204

Total Expenses.	2,816,530	449,184	985,550

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(433,152)	(69,313)	(145,620)

Net Expenses.	2,383,378	379,871	839,930

Net Investment Income	4,399,056	260,617	1,559,435

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	11,282,541	3,847,695	(11,579,661)

Net change in unrealized appreciation/depreciation: on investments	(138,919,838)	(23,508,106)	(39,475,798)

Net Realized and Unrealized Gain/(Loss) on Investments	(127,637,297)	(19,660,411)	(51,055,459)

Net Decrease in Net Assets Resulting from Operations	$(123,238,241)	$(19,399,794)	$(49,496,024)

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

	KEELEY Small Cap Dividend Value		KEELEY Small-Mid Cap Value		KEELEY Mid Cap Dividend Value
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income	$4,399,056	$4,135,089	$ 260,617	$ 615,625	$1,559,435	$2,464,887
Net realized gain/(loss) on investments	11,282,541	(5,287)	3,847,695	10,314,055	(11,579,661)	1,337,881
Net change in net unrealized appreciation/(depreciation) on investments	(138,919,838)	(6,662,847)	(23,508,106)	(25,520,924)	(39,475,798)	(4,866,808)

Net decrease in net assets resulting from operations	(123,238,241)	(2,533,045)	(19,399,794)	(14,591,244)	(49,496,024)	(1,064,040)

Distributions to Shareholders:
Class A	(2,439,820)	(2,885,470)	(3,819,010)	(3,865,339)	(297,076)	(1,112,192)
Class I	(1,961,658)	(7,522,546)	(7,284,679)	(11,311,730)	(2,769,670)	(5,853,691)

	(4,401,478)	(10,408,016)	(11,103,689)	(15,177,069)	(3,066,746)	(6,965,883)

Return of capital
Class A	—	(229,189)	—	—	—	—
Class I	—	(1,198,300)	—	—	—	—

	—	(1,427,489)	—	—	—	—

Total Distributions to Shareholders	(4,401,478)	(11,835,505)	(11,103,689)	(15,177,069)	(3,066,746)	(6,965,883)

Capital Share Transactions:
Proceeds from shares issued
Class A	4,447,780	7,807,736	116,843	676,322	991,621	3,838,412
Class I	6,381,635	8,100,690	551,421	5,525,120	12,380,802	52,905,109

	10,829,415	15,908,426	668,264	6,201,442	13,372,423	56,743,521

Proceeds from shares issued in connection with acquisition
Class A	—	266,632,981	—	—	—	—
Class I	—	146,414,615	—	—	—	—

	—	413,047,596 (a)	—	—	—	—

Proceeds from reinvestment of distributions
Class A	2,314,991	2,948,069	3,730,318	3,789,513	273,321	1,051,232
Class I	1,923,406	8,677,246	7,246,618	11,283,213	2,753,883	5,843,745

	4,238,397	11,625,315	10,976,936	15,072,726	3,027,204	6,894,977

Cost of shares redeemed
Class A	(38,642,349)	(34,505,245)	(4,374,311)	(17,881,113)	(2,473,470)	(16,161,591)
Class I	(34,529,847)	(42,975,867)	(8,220,996)	(73,149,121)	(24,961,600)	(19,731,626)

	(73,172,196)	(77,481,112)	(12,595,307)	(91,030,234)	(27,435,070)	(35,893,217)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(58,104,384)	363,100,225	(950,107)	(69,756,066)	(11,035,443)	27,745,281

Net Increase/(Decrease) in Net Assets	(185,744,103)	348,731,675	(31,453,590)	(99,524,379)	(63,598,213)	19,715,358
Net Assets:
Beginning of year	439,273,405	90,541,730	66,185,353	165,709,732	175,816,715	156,101,357

End of period	$253,529,302	$439,273,405	$34,731,763	$66,185,353	$112,218,502	$175,816,715

(a)	On June 7, 2019, Small Cap Value Fund merged into Small Cap Dividend Value Fund. (See Note 10 of the Notes to Financial Statements.)

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

Small Cap Dividend Value Fund	Six Months Ended March 31, 2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Class A
Net Asset Value, Beginning of Year	$15.86		$18.91	$19.27	$16.63	$15.21	$16.79

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.16		0.32	0.26	0.25	0.28	0.24
Net Realized and Unrealized Gain/(Loss) on Investments	(5.24)		(1.44)	0.76	2.94	2.11	(0.65)

Total from Investment Operations	(5.08)		(1.12)	1.02	3.19	2.39	(0.41)

Distributions:
Net Investment Income	(0.17)		(0.30)	(0.25)	(0.24)	(0.33)	(0.26)
Net Realized Gain on Investments	—		(0.60)	(1.13)	(0.31)	(0.64)	(0.91)
Return of capital	—		(1.03)	—	—	—	—

Total Distributions	(0.17)		(1.93)	(1.38)	(0.55)	(0.97)	(1.17)

Net Asset Value, End of Period	$10.61		$15.86	$18.91	$19.27	$16.63	$15.21

Total Return†	(32.2)%		(5.7)%	5.4%	19.3%	16.4%	(2.9)%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$148,281		$254,329	$13,836	$22,460	$24,620	$39,190
Net Investment Income	2.08	%(b)	2.04%	1.34%	1.39%	1.81%	1.41%
Operating Expenses Net of Waivers/Credits/ Reimbursements/Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.30%	1.31%
Operating Expenses Before Waivers/Credits/ Reimbursements/Reductions(c)	1.51	%(b)	1.45%	1.50%	1.49%	1.49%	1.46%
Portfolio Turnover Rate	14%		71%	24%	22%	27%	27%

Class I
Net Asset Value, Beginning of Year	$15.89		$18.94	$19.30	$16.65	$15.23	$16.81

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.18		0.35	0.31	0.30	0.32	0.28
Net Realized and Unrealized Gain/(Loss) on Investments	(5.25)		(1.43)	0.76	2.95	2.11	(0.65)

Total from Investment Operations	(5.07)		(1.08)	1.07	3.25	2.43	(0.37)

Distributions:
Net Investment Income	(0.19)		(0.34)	(0.30)	(0.29)	(0.37)	(0.30)
Net Realized Gain on Investments	—		(0.60)	(1.13)	(0.31)	(0.64)	(0.91)
Return of capital	—		(1.03)	—	—	—	—

Total Distributions	(0.19)		(1.97)	(1.43)	(0.60)	(1.01)	(1.21)

Net Asset Value, End of Period	$10.63		$15.89	$18.94	$19.30	$16.65	$15.23

Total Return†	(32.1)%		(5.4)%	5.7%	19.6%	16.7%	(2.7)%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$105,248		$184,944	$76,705	$75,701	$75,811	$86,798
Net Investment Income	2.33	%(b)	2.17%	1.59%	1.64%	2.06%	1.66%
Operating Expenses Net of Waivers/Credits/ Reimbursements/Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.05%	1.06%
Operating Expenses Before Waivers/Credits/ Reimbursements/Reductions(c)	1.26	%(b)	1.23%	1.25%	1.24%	1.24%	1.21%
Portfolio Turnover Rate	14%		71%	24%	22%	27%	27%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.
(c)

The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016, and 2015, respectively. (See Note 3 of the Notes to the Financial Statements).

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a share of capital stock outstanding throughout each period:

Small-Mid Cap Value Fund	Six Months Ended March 31, 2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Class A
Net Asset Value, Beginning of Year	$12.38		$14.55	$14.92	$13.48	$12.57	$15.22

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.04		0.06	0.04	0.07	0.02	0.01
Net Realized and Unrealized Gain/(Loss) on Investments	(3.47)		(0.76)	1.18	2.52	1.35	(1.05)

Total from Investment Operations	(3.43)		(0.70)	1.22	2.59	1.37	(1.04)

Distributions:
Net Investment Income	(0.07)		(0.03)	(0.08)	(0.02)	(0.02)	(0.03)
Net Realized Gain on Investments	(2.11)		(1.44)	(1.51)	(1.13)	(0.44)	(1.58)

Total Distributions	(2.18)		(1.47)	(1.59)	(1.15)	(0.46)	(1.61)

Net Asset Value, End of Period	$6.77		$12.38	$14.55	$14.92	$13.48	$12.57

Total Return†	(34.8)%		(4.1)%	8.7%	20.2%	11.3%	(7.4)%
Ratios to Average Net Assets/Supplemental Data .
Net Assets, End of Period (in 000’s)	$12,022		$23,125	$43,302	$43,501	$45,570	$86,689
Net Investment Income	0.68	%(b)	0.48%	0.25%	0.47%	0.19%	0.04%
Operating Expenses Net of Waivers/Credits/ Reimbursements/Reductions	1.39	%(b)	1.40%	1.39%	1.39%	1.40%	1.39%
Operating Expenses Before Waivers/Credits/ Reimbursements/Reductions(c)	1.61	%(b)	1.53%	1.47%	1.47%	1.47%	1.43%
Portfolio Turnover Rate	8%		26%	27%	20%	37%	20%

Class I
Net Asset Value, Beginning of Year	$12.69		$14.88	$15.20	$13.72	$12.80	$15.46

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.05		0.09	0.07	0.10	0.06	0.04
Net Realized and Unrealized Gain/(Loss) on Investments	(3.56)		(0.77)	1.22	2.56	1.37	(1.06)

Total from Investment Operations	(3.51)		(0.68)	1.29	2.66	1.43	(1.02)

Distributions:
Net assets, end of period (in 000’s)
Net Investment Income	(0.11)		(0.07)	(0.10)	(0.05)	(0.07)	(0.06)
Net Realized Gain on Investments	(2.11)		(1.44)	(1.51)	(1.13)	(0.44)	(1.58)

Total Distributions	(2.22)		(1.51)	(1.61)	(1.18)	(0.51)	(1.64)

Net Asset Value, End of Period	$6.96		$12.69	$14.88	$15.20	$13.72	$12.80

Total Return†	(34.7)%		(3.9)%	9.0%	20.4%	11.6%	(7.2)%
Ratios to Average Net Assets/Supplemental Data .
Net Assets, End of Period (in 000’s)	$22,710		$43,060	$122,408	$91,586	$104,638	$142,888
Net Investment Income	0.93	%(b)	0.71%	0.50%	0.72%	0.44%	0.29%
Operating Expenses Net of Waivers/Credits/ Reimbursements/Reductions	1.14	%(b)	1.15%	1.14%	1.14%	1.15%	1.14%
Operating Expenses Before Waivers/Credits/ Reimbursements/Reductions(c)	1.36	%(b)	1.28%	1.22%	1.22%	1.22%	1.18%
Portfolio Turnover Rate	8%		26%	27%	20%	37%	20%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method. (b) Annualized.
(c)

The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016, and 2015, respectively. (See Note 3 of the Notes to the Financial Statements).

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a share of capital stock outstanding throughout each period:

Mid Cap Dividend Value Fund	Six Months Ended March 31, 2020				Year Ended September 30,
	(Unaudited)		2019		2018	2017	2016	2015
Class A
Net Asset Value, Beginning of Year	$22.60		$23.94		$21.85	$18.88	$17.03	$17.59

Income (Loss) from investment operations:
Net Investment Income(a)	0.18		0.29		0.19	0.15	0.19	0.13
Net Realized and Unrealized Gain/(Loss) on Investments	(6.75)		(0.67)		2.09	2.97	2.57	(0.17)

Total from Investment Operations	(6.57)		(0.38)		2.28	3.12	2.76	(0.04)

Distributions:
Net Investment Income	(0.18)		(0.32)		(0.19)	(0.15)	(0.16)	(0.14)
Net Realized Gain on Investments	(0.19)		(0.64)		—	—	(0.71)	(0.38)
Return of Capital	—		—		—	—	(0.04)	—

Total Distributions	(0.37)		(0.96)		(0.19)	(0.15)	(0.91)	(0.52)

Net Asset Value, End of Period	$15.66		$22.60		$23.94	$21.85	$18.88	$17.03

Total Return†.	(29.5)%		(1.5)%		10.5%	16.6%	16.9%	(0.3)%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$11,403		$18,260		$31,987	$19,273	$20,661	$11,105
Net Investment Income	1.59	%(b)	1.31%		0.84%	0.76%	1.10%	0.70%
Operating Expenses Net of Waivers/Credits/
Reimbursements/Reductions	1.20	%(b)	1.21	%(c)	1.29%	1.29%	1.29%	1.30%
Operating Expenses Before Waivers/Credits/ Reimbursements/Reductions(d)	1.37	%(b)	1.38%		1.47%	1.49%	1.52%	1.61%
Portfolio Turnover Rate	16%		22%		19%	43%	49%	20%

Class I
Net Asset Value, Beginning of Year	$22.59		$23.94		$21.84	$18.87	$17.03	$17.59

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.21		0.35		0.25	0.21	0.24	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	(6.75)		(0.69)		2.09	2.96	2.56	(0.17)

Total from Investment Operations	(6.54)		(0.34)		2.34	3.17	2.80	0.01

Distributions:
Net Investment Income	(0.21)		(0.37)		(0.24)	(0.20)	(0.21)	(0.19)
Net Realized Gain on Investments	(0.19)		(0.64)		—	—	(0.71)	(0.38)
Return of Capital	—		—		—	—	(0.04)	—

Total Distributions	(0.40)		(1.01)		(0.24)	(0.20)	(0.96)	(0.57)

Net Asset Value, End of Period	$15.65		$22.59		$23.94	$21.84	$18.87	$17.03

Total Return†.	(29.4)%		(1.2)%		10.8%	16.9%	17.2%	(0.1)%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$100,815		$157,557		$124,114	$98,361	$69,290	$23,977
Net Investment Income	1.84	%(b)	1.57%		1.09%	1.01%	1.35%	0.95%
Operating Expenses Net of Waivers/Credits/ Reimbursements/Reductions	0.95	%(b)	0.96	%(c)	1.04%	1.04%	1.04%	1.05%
Operating Expenses Before Waivers/Credits/ Reimbursements/Reductions(d)	1.12	%(b)	1.13%		1.22%	1.24%	1.27%	1.36%
Portfolio Turnover Rate	16%		22%		19%	43%	49%	20%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.
(c)

The Fund incurred tax expense during the year ended September 30, 2019. If the tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.20% (Class A) and 0.95% (Class I), respectively.

(d)

The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016, and 2015, respectively. (See Note 3 of the Notes to the Financial Statements)

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. As of September 30, 2019, the Corporation consists of three series, KEELEY Small Cap Dividend Value Fund (Small Cap Dividend Value Fund), KEELEY Small-Mid Cap Value Fund (Small-Mid Cap Value Fund ), and KEELEY Mid Cap Dividend Value Fund (Mid Cap Dividend Value Fund) (each, a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders. KEELEY Small Cap Value Fund (Small Cap Value Fund) was reorganized into Small Cap Dividend Fund on June 7, 2019 (See Note 10).

The investment objectives of each Fund are as follows:

●

Small Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	Small-Mid Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●

Mid Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Keeley-Teton Advisors, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case the security will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities for which quotations are not readily available are valued by the Funds’ investment adviser, Keeley-Teton Advisors, LLC, at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs. Media General, Inc. was fair valued using methods approved by the Corporation’s Board as of March 31, 2020. No other securities were fair valued by the Funds as of March 31, 2020.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/20
SMALL CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$246,833,327	—	—	$246,833,327
Rights (a)	—	—	$1	1
Short Term Investments	1,823,654	—	—	1,823,654
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$248,656,981	—	$1	$248,656,982

SMALL-MID CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$33,605,403	—	—	$33,605,403
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$33,605,403	—	—	$33,605,403

MID CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$109,023,855	—	—	$109,023,855
Short Term Investments	1,014,520	—	—	1,014,520
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$110,038,375	—	—	$110,038,375

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2020 by Small-Mid Cap Value Fund or Mid Cap Dividend Value Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Funds’ expenses. During the six months ended March 31, 2020, Small-Mid Cap Value Fund’s and Mid Cap Dividend Value Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point, and Small Cap Dividend Value Fund’s was less than fourteen basis points.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Ordinary Income (inclusive of short term capital gains)	$4,622,674	$616,566	$3,000,967
Net long term capital gains	5,785,342	14,560,503	3,964,916
Return of capital	1,427,489	—	—

Total distributions paid	$11,835,505	$15,177,069	$6,965,883

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. For the year ended September 30, 2019, Mid-Cap Dividend Value Fund incurred federal excise tax of $9,699.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2020:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Aggregate cost of investments	$317,058,582	$36,223,420	$132,624,586

Gross unrealized appreciation	$19,183,755	$8,436,342	$8,676,710
Gross unrealized depreciation	(87,585,355)	(11,054,359)	(31,262,921)

Net unrealized depreciation	$(68,401,600)	$(2,618,017)	$(22,586,211)

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Value Fund and Small-Mid Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Value Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2021 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, deferred compensation expense, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Dividend Value Fund.	1.29%	1.04%
Small-Mid Cap Value Fund	1.39%	1.14%
Mid Cap Dividend Value Fund	1.20%	0.95%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the six months ended March 31, 2020. The table below indicates the amount of fees available for recoupment by the Adviser in future periods:

As of March 31, 2020, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2017, expiring September 30, 2020	For the year ended September 30, 2018, expiring September 30, 2021	For the year ended September 30, 2019, expiring September 30, 2022	For the six months ended March 31, 2020, expiring September 30, 2023	Total
Small Cap Dividend Value Fund	$115,221	$196,530	$347,914	$433,152	$1,092,817
Small-Mid Cap Value Fund	50,863	113,365	127,131	69,313	360,672
Mid Cap Dividend Value Fund	118,898	241,278	274,447	145,620	780,243

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Board terminated the deferred compensation plan (the DC Plan) effective August 21, 2018. Under the plan, each Independent Director had the ability to defer receipt of all or a portion of his or her compensation. Deferred amounts remained in the Funds until distributed in accordance with the provisions of the DC Plan. The value of a participating Director’s deferral account was based on the theoretical investments of deferred amounts, on the normal payment dates, in all the Funds available from the Corporation as designated by the participating Directors. Changes in the value of participants’ deferral accounts were allocated pro rata among all Funds based on average net assets. As a result of the termination, pre-existing deferral account balances were paid out January 7, 2019.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A shares by G.distributors, LLC (the Distributor), with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the six months ended March 31, 2020, Small Cap Dividend Value Fund – Class A expensed $291,431 in distribution fees, of which $8,689 was paid to the Distributor; Small-Mid Cap Value Fund – Class A expensed $26,779 in distribution fees, of which $1,451 was paid to the Distributor; and Mid-Cap Dividend Value Fund – Class A expensed $22,370 in distribution fees, of which $573 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the six months ended March 31, 2020, the Adviser received $233,596, $27,612, and $57,020 from Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2020, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Small Cap Dividend Value Fund	$55,524,629	$113,854,191
Small-Mid Cap Value Fund	4,672,779	16,428,608
Mid Cap Dividend Value Fund	25,705,487	35,923,344

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Distributor retained a total of $6,159 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2020, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fund accrued $50,287, $7,742, and $21,515, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As of March 31, 2020, affiliates of the Funds beneficially owned shares of the Funds as set forth below:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Shares	1,909,764	618,232	1,747,892
Percent of total outstanding shares	8.00%	12.28%	24.38%

7. Line of Credit. The Funds participate in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which they may each borrow up to 10% of their net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2020, the Mid Cap Dividend Value Fund borrowed $918,000 for one day at an interest rate of 2.95%. The Small Cap Dividend Value Fund and the Small-Mid Cap Dividend Value Fund did not borrow from the line of credit during the six months ended March 31, 2020.

8. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

	Small Cap Dividend Value Fund			Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
Class A
Shares sold.	292,585	489,360		11,809	60,014	42,259	176,863
Shares sold in connection with acquisition	—	16,811,878	(a)	—	—	—	—
Shares issued upon reinvestment of distributions	181,730	185,745		328,374	325,839	12,787	47,965
Shares redeemed.	(2,539,261)	(2,179,340)		(432,589)	(1,493,758)	(135,020)	(752,733)

Net increase/(decrease) in Class A Shares	(2,064,946)	15,307,643		(92,406)	(1,107,905)	(79,974)	(527,905)

Class I
Shares sold.	445,406	516,966		55,565	424,966	587,578	2,432,629
Shares sold in connection with acquisition	—	9,213,890	(a)	—	—	—	—
Shares issued upon reinvestment of distributions	150,246	545,071		620,961	948,967	130,532	266,105
Shares redeemed.	(2,334,027)	(2,687,359)		(807,184)	(6,205,619)	(1,251,747)	(908,693)

Net increase/(decrease) in Class I Shares	(1,738,375)	7,588,568		(130,658)	(4,831,686)	(533,637)	1,790,041

(a)	On June 7, 2019, Small Cap Value Fund merged into Small Cap Dividend Value Fund. (See Note 10 of the Notes to Financial Statements.)

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Reorganization. On June 7, 2019, Small Cap Dividend Value Fund acquired all the net assets of the Small Cap Value Fund, pursuant to a plan of reorganization approved by the Corporation’s Board on April 4, 2019. The purpose of the transaction was to combine two funds managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax free exchange of 16,811,878 and 9,213,890 shares of Class A and Class I, respectively, of Small Cap Dividend Value Fund (valued at $266,632,981 and $146,414,615 for Class A and Class I, respectively) for all (12,157,834 and 6,565,394 shares, respectively) of the Class A and I shares outstanding of the Small Cap Value Fund on June 7, 2019. For financial reporting purposes, assets received and shares issued by Small Cap Dividend Value were recorded at fair value; however, the cost basis of the investments received from Small Cap Value Fund was carried forward to align ongoing reporting of Small Cap Dividend Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Small Cap Value Fund’s net assets at that date ($413,047,596), including $54,725,336 of unrealized appreciation, were combined with those of Small Cap Dividend Value Fund. The aggregate net assets of Small Cap Dividend Value Fund immediately before the acquisition were $79,215,494. All costs associated with the plan of reorganization were paid by the Adviser.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The beginning of the annual reporting period of KEELEY Small Cap Dividend Value pro forma results of operations for the year ended September 30, 2019, are as follows:

Net investment income	$5,627,404
Net realized and change in unrealized gain(loss)	(78,564,885)
Net decrease in net assets resulting from operations	(72,937,481)

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150

Chicago, Illinois 60604

General and Account Information:

800-422-3554

fax: 312-786-5003

website: keeleyfunds.com

e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER	NICHOLAS F. GALLUCCIO*	SEAN LOWRY
Former Managing Director and Senior	President and Chief Executive Officer,	Former Executive Vice President,
Partner of Fixed Income,	Teton Advisors, Inc.	Pacor Mortgage Corp.
Harris Investments

ANTHONY S. COLAVITA	KEVIN M. KEELEY*	MICHAEL J. MELARKEY
Attorney, Anthony S. Colavita, P.C.	Executive Chairman and President,	Of Counsel,
	Keeley -Teton Advisors, LLC	McDonald Carano Wilson LLP
President, Keeley Funds, Inc.
JAMES P. CONN	JEROME J. KLINGENBERGER	KUNI NAKAMURA
Former Managing Director and Chief	Executive Vice President and,	President of Advanced Polymer, Inc.
Investment Officer, Financial Security	Chief Financial Officer
Assurance Holdings Ltd.	Grayhill, Inc.

*Interested Directors

Officers

JOHN C. BALL	KEVIN CHIN	DEANNA MAROTZ
Treasurer	Vice President	Chief Compliance Officer
THOMAS E. BROWNE Jr.	DAVID M. GOLDMAN
Vice President	Secretary

Investment Adviser	Distributor
Keeley-Teton Advisors, LLC	G.distributors, LLC
Custodian	Legal Counsel
State Street Bank and Trust Company	Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ120SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keeley Funds, Inc.

By (Signature and Title)* /s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date 5/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date 5/29/2020

By (Signature and Title)* /c/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/29/2020

* Print the name and title of each signing officer under his or her signature.